Future Minimum Payments Under Non-Cancelable Licensing Agreements (Detail) - Dec. 31, 2017 - Licensed copyrights of video contents ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Commitment And Contingencies [Line Items]
2018	$ 945	¥ 6,146
2019	827	5,378
2020	430	2,801
2021	138	896
2022	64	417
Thereafter	142	925
Future Minimum Payments Under Non-Cancelable Licensing agreements	$ 2,546	¥ 16,563